As filed with the Securities and Exchange Commission on June 4, 2010

Securities Act File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

Exact Name of Registrant as Specified in Charter:

55 Water Street,

New York, New York 10041

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

Funds Investor Services

1-800-822-5549

or

Institutional Shareholder Services

1-888-425-6432

Area Code and Telephone Number:

Robert I. Frenkel

Name and Address of Agent for Service:

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Number and Street) (City) (State) (Zip Code)

With a Copy to:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered:

Class A, Class B and Class C shares

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective on July 5, 2010 pursuant to Rule 488.

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Lifestyle Income Fund

55 Water Street

[July 7], 2010

Dear Shareholder:

The Board of Trustees of your fund, Legg Mason Lifestyle Income Fund, a series of Legg Mason Partners Equity Trust (the “Trust”), has approved the reorganization of your fund into Legg Mason Lifestyle Allocation 30% (“Lifestyle Allocation 30%”), also a series of the Trust, after considering the recommendation of Legg Mason Partners Fund Advisor, LLC, the investment manager to your fund, and concluding that such reorganization would be in the best interests of your fund and its shareholders. The reorganization is expected to occur on or about August 20, 2010. Upon completion of the reorganization, you will become a shareholder of Lifestyle Allocation 30%, and you will receive shares of Lifestyle Allocation 30% equal in value to your shares of your fund. The reorganization is expected to be tax-free to you for federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged as a result of the reorganization.

The reorganization does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed information statement/prospectus, which contains information about Lifestyle Allocation 30%, outlines the differences between your fund and Lifestyle Allocation 30% and provides details about the terms and conditions of the reorganization.

The Board of your fund has unanimously approved your fund’s reorganization and believes the reorganization is in the best interests of your fund and its shareholders.

If you have any questions, please call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Sincerely,

R. Jay Gerken

President and Chief Executive Officer

Legg Mason Partners Equity Trust

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Lifestyle Income Fund

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed Information Statement/Prospectus describes the contemplated reorganization of your fund into a compatible fund. While we encourage you to read the full text of the enclosed Information Statement/Prospectus, here is a brief overview of the fund reorganization. Please refer to the more complete information about the reorganization contained elsewhere in the Information Statement/Prospectus.

COMMON QUESTIONS ABOUT THE REORGANIZATION

Q.	HOW WILL THE REORGANIZATION AFFECT ME?

A. In connection with the reorganization, your fund’s assets and liabilities will be combined with the assets and liabilities of Legg Mason Lifestyle Allocation 30% (the “acquiring fund”), a series of Legg Mason Partners Equity Trust, and you will become a shareholder of the acquiring fund. You will receive shares of the acquiring fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHY IS THE REORGANIZATION OCCURRING?

A. Your fund’s Board of Trustees (the “Board”) and management have concluded that the reorganization is in the best interests of the shareholders. The Board believes that your fund has not attained a viable size and does not believe that it is likely to do so. The Board notes that the acquiring fund has had better average annual performance than your fund over the one-year period ended March 31, 2010, while your fund has had better average annual performance than the acquiring fund over the three-, five- and ten-year periods ended March 31, 2010. The Board believes that the reorganization is preferable to liquidating your fund, as it will provide shareholders with the option of remaining in the acquiring fund.

Q.	ARE MY FUND’S INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO THOSE OF THE ACQUIRING FUND?

A. Yes. There are, however, certain differences in the investment objectives and principal investment policies and strategies between your fund and the acquiring fund. Please see “Comparison of Investment Objectives, Strategies, and Principal Risks of Investing in the Funds” in the Information Statement/Prospectus. The following chart provides a brief summary of some of the more significant of these differences, as considered by the Board.

Significant Differences in Objectives and Strategies
Investment Objective(s)	The funds have similar investment objectives. Both funds seek income as a primary objective, but the acquiring fund also has a secondary objective of long-term growth of capital.

Principal Investment Policies and Strategies	Each of the funds is a fund of funds - they invest in other mutual funds. Each fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds. The funds have similar investment policies and strategies, with the most significant difference being that your fund seeks to maintain a target allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 10% in underlying funds that invest principally in equity securities and 90% in underlying funds that invest principally in fixed income securities, while the acquiring fund seeks to maintain a target allocation of 30% in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed income securities.

Significant Differences in Objectives and Strategies
Both funds may invest in the same underlying funds, but the acquiring fund may also invest in Legg Mason Batterymarch International Equity Trust, Legg Mason Global Currents International All Cap Opportunity Fund, Legg Mason ClearBridge Small Cap Growth Fund, Legg Mason ClearBridge Small Cap Value Fund, Royce Special Equity Fund, Royce Total Return Fund and Royce Value Fund. In addition, each fund has different target ranges of assets that may be invested in the underlying funds.

Q.	HOW WILL THE REORGANIZATION AFFECT FUND FEES AND EXPENSES?

A. The reorganization will have the following effects on the fees and expenses of the corresponding classes of your fund:

•

Total annual fund operating expenses (before forgone fees and/or expense reimbursements and including the expenses of the underlying funds) of each class of shares of the acquiring fund are expected to be lower than current total annual fund operating expenses (before forgone fees and/or expense reimbursements and including the expenses of the underlying funds) of each corresponding class of your fund.

•

Your fund’s total net annual operating expenses (including the expenses of underlying funds) are expected to decline for Class A shares and are expected to remain unchanged for Class C shares as a result of the reorganization.

•

Due to the higher target allocation (from 10% to 30%) in equity funds, underlying fund expenses of the acquiring fund are expected to be higher than your fund’s current underlying fund expenses. As a result of this expected increase in the underlying fund expenses, your fund’s total net annual operating expenses (including the expenses of underlying funds) are expected to increase for Class B shares.

Please see “Comparison of Fees and Expenses” in the Information Statement/Prospectus for a detailed breakdown of the fees and expenses paid by your fund in comparison with those paid by the acquiring fund.

Q.	WILL I HAVE TO PAY ANY SALES LOAD, CHARGE OR OTHER COMMISSION IN CONNECTION WITH THE REORGANIZATION?

A. No. No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the reorganization. You will receive shares of the acquiring fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHAT IF I REDEEM OR EXCHANGE MY SHARES BEFORE THE CLOSING OF THE REORGANIZATION?

A. Redemptions or exchanges of fund shares that occur before the closing of the reorganization will be processed according to your fund’s policies and procedures in effect at the time of the redemption or exchange.

Q.	WILL MY SHAREHOLDER PRIVILEGES CHANGE AS A RESULT OF THE REORGANIZATION?

A. No. You will receive the same class of shares of the acquiring fund, which have privileges identical to your shares.,

Please see “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” and “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in the Information Statement/Prospectus for a description of the differences among fund classes.

Q.	WILL MY FUND’S DISTRIBUTION SCHEDULE CHANGE AS A RESULT OF THE REORGANIZATION?

A. Each fund generally makes capital gain distributions, if any, typically once or twice a year. Your fund generally pays dividends, if any, monthly, while the acquiring fund generally pays dividends, if any, quarterly.

Q.	CAN I PURCHASE ADDITIONAL SHARES IN MY FUND PRIOR TO THE REORGANIZATION?

A. Yes, you may purchase additional shares in your fund prior to the reorganization of your fund. [However, your fund will close to new purchases and exchanges five business days prior to the closing of the reorganization.]

Q.	WILL I HAVE TO PAY ANY TAXES AS A RESULT OF THE REORGANIZATION?

A. The reorganization is intended to qualify as a tax-free transaction for federal income tax purposes. Assuming the reorganization of your fund qualifies for such treatment, you will not recognize a gain or loss for federal income tax purposes as a result of the reorganization. As a condition to the closing of the reorganization, your fund will receive an opinion of Willkie Farr & Gallagher LLP to the effect that the reorganization will qualify for such treatment. Opinions of counsel are not binding on the Internal Revenue Service or the courts. You should talk to your tax adviser about any state, local and other tax consequences of the reorganization.

Q.	WHO WILL PAY FOR THE REORGANIZATION?

A. Legg Mason and your fund will each pay 50% of the costs and expenses allocated to your fund in connection with the reorganization. Legg Mason and the acquiring fund will each pay 50% of the costs and expenses allocated to the acquiring fund in connection with the reorganization.

Q.	WHEN IS THE REORGANIZATION OF MY FUND EXPECTED TO HAPPEN?

A. The reorganization of your fund is expected to occur on or about August 20, 2010.

Q.	WHOM DO I CALL IF I HAVE QUESTIONS?

A. If you need more information or have any questions, please call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JUNE 4, 2010

INFORMATION STATEMENT/PROSPECTUS

[                 ], 2010

PROSPECTUS FOR:

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Lifestyle Allocation 30%

(the “Acquiring Fund”)

55 Water Street

New York, New York 10041

1-800-822-5544

INFORMATION STATEMENT FOR:

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Lifestyle Income Fund

(the “Acquired Fund”)

55 Water Street

New York, New York 10041

1-800-451-2010

(each a “Fund” and, collectively, the “Funds”)

Each Fund is a series of an open-end management investment company. The investment objectives and principal investment strategies of the Acquired Fund are similar to those of the Acquiring Fund. There are certain differences, however, in investment objectives, policies and strategies. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in this Information Statement/Prospectus.

This Information Statement/Prospectus, which you should retain for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. A Statement of Additional Information (the “Reorganization SAI”) dated [             ], 2010, relating to this Information Statement/Prospectus and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Information Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by writing to the Acquiring Fund at the address listed above or by calling 1-800-822-5544 or 1-888-425-6432.

For more information regarding the Funds, see the current prospectuses and statements of additional information of the Funds (the “Fund SAIs”), filed with the SEC on the dates listed in “Additional Information about the Funds” below. The prospectus of the Acquired Fund and each Fund SAI are incorporated into this Information Statement/Prospectus by reference. The prospectus of the Acquiring Fund is not being incorporated by reference.

The most recent annual report for each Fund, which highlights certain important information such as investment performance and expense and financial information, has been filed with the SEC. You may request a copy of the prospectus, Fund SAI and annual report for each Fund by calling 1-800-822-5544 or 1-888-425-6432, by writing to the Funds at the addresses listed above or by visiting the Funds’ website at www.leggmason.com/individualinvestors.

In addition, you can copy and review this Information Statement/Prospectus and the complete filing on Form N-14 containing the Information Statement/Prospectus and any of the above-referenced documents at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549.

A copy of the form of Agreement and Plan of Reorganization (the “Reorganization Agreement”) pertaining to the reorganization accompanies this Information Statement/Prospectus as Appendix A.

The information contained herein concerning the Acquired Fund has been provided by, and is included herein in reliance upon, the Acquired Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

I

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and the Agreement and Plan of Reorganization (the “Reorganization Agreement”), the form of which is attached to this Information Statement/Prospectus as Appendix A.

Reorganization

At meetings held on May 5-6, 2010, the Board of the Acquiring Fund and the Acquired Fund, including all of the Board members who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), unanimously approved the Reorganization Agreement. The Reorganization Agreement provides for:

1. the transfer of all of the assets of the Acquired Fund, in exchange for the assumption of all of the liabilities of the Acquired Fund and for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund;

2. the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

3. the termination of the Acquired Fund.

The Reorganization Agreement is not subject to approval by the shareholders of the Acquired Fund. The reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) is scheduled to be effective as of the close of business on August 20, 2010, or on such later date as the parties may agree (“Closing Date”). As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date. See “Information about the Reorganization” below. For more information about the classes of shares offered by the Funds, see “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” below and “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” below.

For the reasons set forth below in “Information about the Reorganization—Reasons for the Reorganization and Board Considerations,” the Board of the Acquired Fund, including all of the Independent Board Members, has concluded that the Reorganization of the Acquired Fund would be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board of the Acquiring Fund has also approved the Reorganization on behalf of the Acquiring Fund.

As a condition to the closing of the Reorganization, each party to the Reorganization (other than Legg Mason Partners Fund Advisor, LLC (“LMPFA”)) must receive an opinion of Willkie Farr & Gallagher LLP to the effect that the Reorganization will be treated as a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, subject to the limited exceptions described below under the heading “Information about the Reorganization—Federal Income Tax Consequences,” it is expected that neither the Acquired Fund nor its shareholders will recognize gain or loss as a result of the Reorganization, and that the aggregate tax basis of the Acquiring Fund shares received by an Acquired Fund shareholder will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares. For more information about the federal income tax consequences of the Reorganization, see “Information about the Reorganization—Federal Income Tax Consequences” below.

Some of the portfolio assets of the Acquired Fund may be sold in connection with the Reorganization. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s tax basis in such assets. Any capital gains recognized in these sales on a net basis, after the application of any available capital loss carryforwards, will be distributed to the Acquired Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains, i.e., the excess of net short-term capital gain over net long-term capital loss, if any) during or with respect to the Acquired Fund’s taxable year that ends on the Closing Date, and such distributions will be taxable to shareholders. In addition, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of the net investment income and net capital gain realized in the normal course of its operations and not previously distributed for taxable years ending on or prior to the Closing Date. The transaction costs associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization will be borne by the Acquired Fund. As of the date hereof, the Acquired Fund is not expected to recognize any capital gains or incur material transaction costs as a result of repositioning its portfolio in connection with the Reorganization.

Certain Defined Terms Used in this Information Statement/Prospectus

The Acquired Fund and the Acquiring Fund are series of Legg Mason Partners Equity Trust, a Maryland statutory trust. For ease of reference and clarity of presentation, shares of beneficial interest of the Funds are hereinafter referred to as “shares,” and holders of shares are hereinafter referred to as “shareholders”; the Board of Trustees overseeing the Acquiring Fund and the Acquired Fund is referred to herein as the “Board”; the Declaration of Trust governing the Acquiring Fund and the Acquired Fund, as amended and supplemented, is referred to herein as a “charter”; and the term “termination” refers to the termination and redemption for purposes of a series of a Maryland statutory trust.

Comparison of Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. More detailed comparisons of the Funds, including risks, and a chart providing a side-by-side comparison of the Funds and their investment objectives, principal investment strategies and management, appear below in this Information Statement/Prospectus. These discussions include material differences in each Fund’s “fundamental” investment policies, meaning those that can be changed only by shareholder vote. The investment objectives and principal investment strategies of the Acquiring Fund will apply to the combined Fund following the Reorganization. More information can be found in each Fund’s prospectus and Fund SAI.

Each of the Funds seek income as a primary objective, but the Acquiring Fund also has a secondary objective of long-term growth of capital.

Each of the Funds is a fund of funds—they invest in other mutual funds. Each Fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds. The Funds have similar investment policies and strategies, with the most significant difference being that the Acquired Fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 10% in underlying funds that invest principally in equity securities and 90% in underlying funds that invest principally in fixed income securities, while the Acquiring Fund seeks to maintain a Target Allocation of 30% in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed income securities.

The Funds may invest in the same underlying funds, but the Acquiring Fund may also invest in Legg Mason Batterymarch International Equity Trust, Legg Mason Global Currents International All Cap Opportunity Fund, Legg Mason ClearBridge Small Cap Growth Fund, Legg Mason ClearBridge Small Cap Value Fund, Royce Special Equity Fund, Royce Total Return Fund and Royce Value Fund. In addition, each Fund has different target ranges of assets that may be invested in the underlying funds.

Effect on Expenses

This section summarizes the effect of the Reorganization on the fees and expenses of the Acquired Fund.

As a result of the Reorganization, total annual fund operating expenses (before forgone fees and/or expense reimbursements, as applicable, and including the expenses of the underlying funds) for the Acquired Fund are expected to decrease as follows: Class A from 1.31% to 1.22%, Class B from 1.96% to 1.87% and Class C from 1.93% to 1.79%. Due to the higher target allocation (from 10% to 30%) in equity funds, underlying fund expenses of the Acquired Fund are expected to increase from 0.54% to 0.62%. As a result of this expected increase in the underlying fund expenses, the Acquired Fund’s total net annual operating expenses (including the expenses of underlying funds) are expected to increase for Class B shares from 1.84% to 1.87%. Total net annual operating expenses (including the expenses of underlying funds) for Class A shares of the Acquired Fund are expected to decrease from 1.31% to 1.22%. Total net annual operating expenses (including the expenses of underlying funds) are expected to remain unchanged for Class C shares.

Comparison of Fees and Expenses

The tables below compare the fees and expenses of shares of the Acquired Fund and shares of the Acquiring Fund for the period from February 1, 2009 through January 31, 2010. The tables also show the estimated fees and expenses of the shares of the combined Fund, on a pro forma basis, as if the Reorganization occurred on February 1, 2009. The estimates are based on contracts and agreements in effect as of January 31, 2010 and reflect the operating expense accrual rates on that date, which are based on each Fund’s net assets as of January 31, 2010. As a general matter, changes (positive or negative) in a Fund’s expense ratio resulting from fluctuations in the Acquired Fund’s or the Acquiring Fund’s net assets will be borne by the shareholders of the applicable Fund and the combined Fund. The actual fees and expenses of the Funds and the combined Fund as of the Closing Date may differ from those reflected in the tables below.

Expense ratios may be higher than those shown below—for example, if average net assets decrease. Net assets are more likely to decrease and Fund asset ratios are more likely to increase when markets are volatile.

	Pre-Reorganization		Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund
	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%
	Class A*	Class A	Class A
Shareholder Fees (paid directly from your investment) (%):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	4.25%	4.25%	4.25%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption) (may be lowered over time)	Generally, none	Generally, none	Generally, none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (%):
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.52%	0.38%	0.35%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)	0.54%	0.62%	0.62%

Total Annual Fund Operating Expenses(a)	1.31%	1.25%	1.22%
Fees Forgone and/or Expenses Reimbursed(b)	None	None	None

Total Annual Fund Operating Expenses After Forgoing Fees and/or Reimbursing Expenses(b)	1.31%	1.25%	1.22%

*	Holders of Class A shares of the Acquired Fund will receive Class A shares of the Acquiring Fund.

(a)

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in Appendix B and/or in the Funds’ shareholder reports, because the ratios in the financial highlights tables reflect the Funds’ operating expenses and do not include acquired fund fees and expenses.

(b)

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.80% for Class A shares. These arrangements cannot be terminated prior to December 31, 2011 without the Board’s consent. The manager is permitted to recapture amounts forgone or reimbursed to Class A shares during the same fiscal year if Class A shares’ total annual operating expenses have fallen to a level below the limit described above.

	Pre-Reorganization		Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund
	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%
	Class B*	Class B	Class B
Shareholder Fees (paid directly from your investment) (%):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption) (may be lowered over time)	4.50%	4.50%	4.50%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (%):
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	0.75%	0.75%	0.75%
Other Expenses	0.67%	0.53%	0.50%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)	0.54%	0.62%	0.62%

Total Annual Fund Operating Expenses(a)	1.96%	1.90%	1.87%
Fees Forgone and/or Expenses Reimbursed(b)	(0.12)%	None	None

Total Annual Fund Operating Expenses After Forgoing Fees and/or Reimbursing Expenses(b)	1.84%	1.90%	1.87%

*	Holders of Class B shares of the Acquired Fund will receive Class B shares of the Acquiring Fund.

(a)

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in Appendix B and/or in the Funds’ shareholder reports, because the ratios in the financial highlights tables reflect the Funds’ operating expenses and do not include acquired fund fees and expenses.

(b)

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30% for Class B shares. These arrangements cannot be terminated prior to December 31, 2011 without the Board’s consent. The manager is permitted to recapture amounts forgone or reimbursed to Class B shares during the same fiscal year if Class B shares’ total annual operating expenses have fallen to a level below the limit described above.

	Pre-Reorganization		Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund
	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%
	Class C*	Class C	Class C
Shareholder Fees (paid directly from your investment) (%):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption) (may be lowered over time)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (%):
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	0.70%	0.70%	0.70%
Other Expenses(a)	0.69%	0.48%	0.47%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)	0.54%	0.62%	0.62%

Total Annual Fund Operating Expenses(b)	1.93%	1.80%	1.79%
Fees Forgone and/or Expenses Reimbursed(c)	(0.14)%	None	None

Total Annual Fund Operating Expenses After Forgoing Fees and/or Reimbursing Expenses(c)	1.79%	1.80%	1.79%

*	Holders of Class C shares of the Acquired Fund will receive Class C shares of the Acquiring Fund.

(a)	Other expenses have been restated to reflect current fees.

(b)

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in Appendix B and/or in the Funds’ shareholder reports, because the ratios in the financial highlights tables reflect the Funds’ operating expenses and do not include acquired fund fees and expenses.

(c)

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class C shares. These arrangements cannot be terminated prior to December 31, 2011 without the Board’s consent. The manager is permitted to recapture amounts forgone or reimbursed to Class C shares during the same fiscal year if Class C shares’ total annual operating expenses have fallen to a level below the limit described above.

The following examples help you compare the costs of investing in each Fund and the combined Fund with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before forgone fees and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

WITH AND WITHOUT REDEMPTION OF SHARES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Lifestyle Income Fund—Class A	$553	$822	$1,112	$1,937
Legg Mason Lifestyle Allocation 30%—Class A	$547	$805	$1,082	$1,873
Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund—Class A	$544	$796	$1,067	$1,839

WITH REDEMPTION OF SHARES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Lifestyle Income Fund—Class B	$637	$906	$1,151	$2,116
Legg Mason Lifestyle Allocation 30%—Class B	$643	$898	$1,130	$2,060
Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund—Class B	$640	$889	$1,114	$2,028

WITHOUT REDEMPTION OF SHARES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Lifestyle Income Fund—Class B	$187	$606	$1,051	$2,116
Legg Mason Lifestyle Allocation 30%—Class B	$193	$598	$1,030	$2,060
Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund—Class B	$190	$589	$1,014	$2,028

WITH REDEMPTION OF SHARES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Lifestyle Income Fund—Class C	$282	$596	$1,037	$2,261
Legg Mason Lifestyle Allocation 30%—Class C	$283	$572	$987	$2,144
Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund—Class C	$282	$569	$982	$2,134

WITHOUT REDEMPTION OF SHARES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Lifestyle Income Fund—Class C	$182	$596	$1,037	$2,261
Legg Mason Lifestyle Allocation 30%—Class C	$183	$572	$987	$2,144
Legg Mason Lifestyle Allocation 30% Pro Forma Combined Fund—Class C	$182	$569	$982	$2,134

Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures

No sales loads or deferred sales charges will be incurred by Acquired Fund shareholders as a result of the Reorganization. Distribution arrangements for the Funds are identical with respect to purchases, redemptions and exchanges.

More information about the sales load, distribution and shareholder servicing arrangements for the shares of the Acquiring Fund and the procedures for making purchases, redemptions and exchanges of shares is set forth in “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” below.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of the Acquired Fund with those of the Acquiring Fund is based upon and qualified in its entirety by the disclosure appearing in the prospectuses (as supplemented) of the Funds under the captions “Investments, risks and performance” and “More on the fund’s investments.” The prospectuses (as supplemented from time to time) are dated as follows:

Acquired Fund	Prospectus Dated
Legg Mason Lifestyle Income Fund	May 31, 2010

Acquiring Fund	Prospectus Dated
Legg Mason Lifestyle Allocation 30%	May 31, 2010

The investment objective and principal investment strategies and principal risks of the Acquiring Fund will apply to the combined Fund following the Reorganization with the Acquired Fund.

Investment Objectives

The Acquired Fund seeks high current income. The Acquiring Fund seeks income as a primary objective and long-term growth of capital as a secondary objective.

Primary Investment Policies and Strategies

Each of the Funds is a fund of funds—they invest in other mutual funds. Each Fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds. The Funds have similar investment policies and strategies, with the most significant difference being that the Acquired Fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 10% in underlying funds that invest principally in equity securities and 90% in underlying funds that invest principally in fixed income securities, while the Acquiring Fund seeks to maintain a Target Allocation of 30% in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed income securities.

The Funds may invest in the same underlying funds, but the Acquiring Fund may also invest in Legg Mason Batterymarch International Equity Trust, Legg Mason Global Currents International All Cap Opportunity Fund, Legg Mason ClearBridge Small Cap Growth Fund, Legg Mason ClearBridge Small Cap Value Fund, Royce Special Equity Fund, Royce Total Return Fund and Royce Value Fund. In addition, each Fund has different target ranges of assets that may be invested in the underlying funds.

Risk Factors

Because the Funds have similar investment objectives and principal investment policies, the Funds share the same risks. You could lose money on your investment in either Fund and either Fund may not perform as well as other investments.

The following summarizes the principal risks of investing in either of the Funds:

•

Affiliated funds risk. The Fund’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the Fund may invest in certain underlying funds for which the Fund’s subadviser serves as adviser. It is possible that a conflict of interest among the Fund and the underlying funds could affect how the Fund’s manager and subadviser fulfill their fiduciary duties to the Fund and the underlying funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those funds for which it serves as adviser. However, the Fund’s Board of Trustees believes the Fund has been structured to mitigate these concerns.

•

Allocation risk. The Fund’s ability to achieve its investment objective depends upon the portfolio managers’ skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of an investor’s investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

•

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the Fund’s assets invested in various underlying funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

•

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of an investor’s investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund’s losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund’s volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund.

•

Foreign investments risk. An underlying fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

•

Fund of funds risk. The cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such underlying fund at a time that is unfavorable to the Fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

•

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

•

High yield or “junk bond” risk. Debt securities that are below investment grade, or “junk bonds,” are speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

•	Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

•

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

•

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of an investor’s investment in the Fund will decline. The value of an investor’s investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

•

Non-diversification risk. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the Fund invests its assets in fewer underlying funds, the Fund will be more susceptible to negative events affecting those funds. The underlying funds in which the Fund invests may be either diversified or non-diversified.

•

Risk of increase in expenses. An investor’s actual costs of investing in the Fund may be higher than the expenses shown in the expense tables above for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

•

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Fundamental Investment Restrictions

The Funds have identical fundamental investment restrictions, which cannot be changed without shareholder approval.

Side-by-Side Comparison

The following chart shows a side-by-side comparison of the investment objective, principal investment policies, manager and portfolio managers of the Acquired Fund and the Acquiring Fund.

	Legg Mason Lifestyle Income Fund (Acquired Fund)	Legg Mason Lifestyle Allocation 30% (Acquiring Fund)
Investment Objective(s)	The Fund seeks high current income.	The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective.
Principal Investment Policies and Strategies	The Fund is a fund of funds—it invests in other mutual funds. The Fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.	The Fund is a fund of funds—it invests in other mutual funds. The Fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

Legg Mason Lifestyle Income Fund (Acquired Fund)		Legg Mason Lifestyle Allocation 30% (Acquiring Fund)
The Fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The Fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 10% in underlying funds that invest principally in equity securities and 90% in underlying funds that invest principally in fixed income securities. The Fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers’ outlook for asset classes and market and economic trends.		The Fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The Fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 30% in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed income securities. The Fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers’ outlook for asset classes and market and economic trends.

Target Allocation		Target Allocation
Equity Funds	10%	Equity Funds	30%
Fixed Income Funds	90%	Fixed Income Funds	70%

Target Range		Target Range
Equity Funds	0-20%	Equity Funds	20-40%
Fixed Income Funds	80-100%	Fixed Income Funds	60-80%

The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as “junk bonds”). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.		The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as “junk bonds”). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.

Legg Mason Lifestyle Income Fund (Acquired Fund)		Legg Mason Lifestyle Allocation 30% (Acquiring Fund)

The Fund may invest in any of the underlying funds listed in the table below. The Target Range in the table shows the percentage range of the Fund’s assets that may be invested in the underlying funds at any time. The Fund is not expected to be invested in all of the underlying funds at any time. The subadviser may change the Fund’s allocations among the underlying funds, the percentage invested in a particular underlying fund and add and delete underlying funds, from time to time and without prior notice to shareholders. The subadviser may also vary the allocation between equity funds and fixed income funds within the Target Range without prior notice to shareholders.

For purposes of the Fund’s Target Allocation and Target Ranges between equity funds and fixed income funds, the Legg Mason Strategic Real Return Fund will be classified as an equity fund with respect to 50% of the Fund’s investment and a fixed income fund with respect to the remaining 50% of the Fund’s investment.

The Fund may invest in any of the underlying funds listed in the table below. The Target Range in the table shows the percentage range of the Fund’s assets that may be invested in the underlying funds at any time. The Fund is not expected to be invested in all of the underlying funds at any time. The subadviser may change the Fund’s allocations among the underlying funds, the percentage invested in a particular underlying fund and add and delete underlying funds, from time to time and without prior notice to shareholders. The subadviser may also vary the allocation between equity funds and fixed income funds within the Target Range without prior notice to shareholders.

For purposes of the Fund’s Target Allocation and Target Ranges between equity funds and fixed income funds, the Legg Mason Strategic Real Return Fund will be classified as an equity fund with respect to 50% of the Fund’s investment and a fixed income fund with respect to the remaining 50% of the Fund’s investment.

Underlying Funds in which the Acquired Fund may Invest	Target Range	Underlying Funds in which the Acquiring Fund may Invest	Target Range

Legg Mason Capital Management American Leading Companies Trust	0-10%	Legg Mason Capital Management American Leading Companies Trust	0-15%

Legg Mason Capital Management Growth Trust, Inc.	0-10%	Legg Mason Capital Management Growth Trust, Inc.	0-15%

Legg Mason Capital Management Opportunity Trust	0-10%	Legg Mason Capital Management Opportunity Trust	0-15%

Legg Mason ClearBridge Aggressive Growth Fund	0-10%	Legg Mason ClearBridge Aggressive Growth Fund	0-15%

Legg Mason ClearBridge Appreciation Fund	0-10%	Legg Mason ClearBridge Appreciation Fund	0-15%

Legg Mason ClearBridge Capital Fund	0-10%	Legg Mason ClearBridge Capital Fund	0-15%

Legg Mason ClearBridge Equity Income Builder Fund	0-10%	Legg Mason ClearBridge Equity Income Builder Fund	0-15%

Legg Mason ClearBridge Fundamental All Cap Value Fund	0-10%	Legg Mason ClearBridge Fundamental All Cap Value Fund	0-15%

Legg Mason ClearBridge Large Cap Growth Fund	0-10%	Legg Mason ClearBridge Large Cap Growth Fund	0-15%

Legg Mason ClearBridge Large Cap Value Fund	0-10%	Legg Mason ClearBridge Large Cap Value Fund	0-15%

Legg Mason Lifestyle Income Fund (Acquired Fund)		Legg Mason Lifestyle Allocation 30% (Acquiring Fund)
Legg Mason ClearBridge Mid Cap Core Fund	0-10%	Legg Mason Batterymarch U.S. Large Cap Equity Fund	0-15%

Legg Mason Batterymarch U.S. Large Cap Equity Fund	0-10%	Legg Mason Capital Management Special Investment Trust, Inc.	0-15%

Legg Mason Capital Management Special Investment Trust, Inc.	0-10%	Legg Mason Capital Management Value Trust, Inc.	0-15%

Legg Mason Capital Management Value Trust, Inc.	0-10%	Legg Mason Batterymarch International Equity Trust	0-10%

Legg Mason BW International Opportunities Bond Fund	0-20%	Legg Mason Global Currents International All Cap Opportunity Fund	0-10%

Western Asset Core Plus Bond Portfolio	55-65%	Legg Mason ClearBridge Mid Cap Core Fund	0-10%

Western Asset High Yield Portfolio	10-20%	Legg Mason ClearBridge Small Cap Growth Fund	0-10%

Western Asset Absolute Return Portfolio	0-20%	Legg Mason ClearBridge Small Cap Value Fund	0-10%

Western Asset Inflation Indexed Plus Bond Portfolio	0-20%	Royce Special Equity Fund	0-10%

Legg Mason Strategic Real Return Fund	0-10%	Royce Total Return Fund	0-10%

		Royce Value Fund	0-10%

		Western Asset Core Plus Bond Portfolio	35-55%

		Legg Mason BW International Opportunities Bond Fund	0-20%

		Western Asset Absolute Return Portfolio	0-20%

		Western Asset Inflation Indexed Plus Bond Portfolio	0-20%

		Western Asset High Yield Portfolio	0-15%

		Legg Mason Strategic Real Return Fund	0-10%

Investment Manager/ Subadviser	LMPFA/ Legg Mason Global Asset Allocation, LLC (“LMGAA”)	LMPFA/LMGAA

Portfolio Managers	Steven Bleiberg and Andrew Purdy	Steven Bleiberg and Andrew Purdy

PURCHASES, REDEMPTIONS AND EXCHANGES OF FUND SHARES; OTHER SHAREHOLDER INFORMATION

This section describes some of the classes of shares that the Acquiring Fund will make available after the Reorganization and how shareholders may buy and sell those Fund shares. It also describes how the Acquiring Fund values its securities and the Fund’s policies on frequent trading of Fund shares. This Information Statement/Prospectus only describes Class A, Class B and Class C shares of the Acquiring Fund; all other share classes of the Acquiring Fund are offered through the Acquiring Fund’s May 31, 2010 prospectus, as it may be amended or supplemented from time to time.

Legg Mason Lifestyle Allocation 30%

Choosing a Class of Shares to Buy

Individual investors can generally choose among three classes of shares: Class A, Class B and Class C shares.

Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors—Eligible Investors” below for a description of the classes available to them. Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest

•	How long you expect to own the shares

•	The expenses paid by each class detailed in the fee table and example at the front of this Information Statement/Prospectus

•	Whether you qualify for any reduction or waiver of sales charges

•	Availability of share classes

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $100,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

If you intend to invest for only a few years, the effect of Class B contingent deferred sales charges on redemptions made within five years of purchase, as well as the effect of higher expenses of that class, might make an investment in Class C shares more appropriate. There is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares redeemed one year or more after purchase.

However, if you plan to invest a large amount and/or your investment horizon is five years or more, Class C shares might not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge you would have paid for larger purchases of Class A shares.

Each class of shares is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the Fund (each called a “Service Agent”)

•	Directly from the Fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the Fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The front-end sales charges that apply to the purchase of Class A shares

•	The contingent deferred sales charges that apply to the redemption of Class B shares, Class C shares and certain Class A shares (redeemed within one year)

•	Who qualifies for lower sales charges on Class A shares

•	Who qualifies for a sales load waiver

To visit the website, go to http://www.leggmason.com/individualinvestors/prospectuses and click on the name of the Fund.

Investment Minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment.

Investment Minimum Initial/Additional Investment ($)
	Class A	Class B	Class C
General	1,000/50	1,000/50	1,000/50
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50
IRAs	250/50	250/50	250/50
SIMPLE IRAs	None/None	None/None	None/None
Systematic Investment Plans	50/50	50/50	50/50
Clients of Eligible Financial Intermediaries	None/None	n/a	n/a
Retirement Plans with Omnibus Accounts held on the Books of the Fund	None/None	n/a	None/None
Other Retirement Plans	None/None	None/None	None/None
Institutional Investors	1,000/50	1,000/50	1,000/50

Your financial intermediary may impose different investment minimums.

Comparing the fund’s classes

The following table compares key features of the Acquiring Fund’s classes that are offered in this Information Statement/Prospectus. You should review the fee table and example at the front of this Information Statement/Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes. Your Service Agent may receive different compensation depending upon which class you choose.

	Class A	Class B	Class C
Key features	•Initial sales charge •You may qualify for reduction or waiver of initial sales charge •Generally lower annual expenses than Class B and Class C	•No initial sales charge •Contingent deferred sales charge declines over time •Converts to Class A after approximately 8 years •Generally higher annual expenses than Class A	•No initial sales charge •Contingent deferred sales charge for only 1 year •Does not convert to Class A •Generally higher annual expenses than Class A

Initial sales charge	Up to 4.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	None	None

	Class A	Class B	Class C
Contingent deferred sales charge	1.00% on purchases of $1 million or more if you redeem within 1 year of purchase; waived for certain investors	Up to 4.50% charged if you redeem shares. This charge is reduced over time and there is no contingent deferred sales charge after 5 years; waived for certain investors	1.00% if you redeem within 1 year of purchase; waived for certain investors

Annual distribution and/or service fees	0.25% of average daily net assets	0.75% of average daily net assets	0.70% of average daily net assets

Exchange Privilege[1]	Class A shares of funds sold by the distributor	Class B shares of funds sold by the distributor	Class C shares of funds sold by the distributor

[1]	Ask your Service Agent about the funds available for exchange.

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy shares from a Service Agent. For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of investment	Sales Charge as % of offering price	Sales Charge as % of net amount invested	Broker/Dealer Commission as % of offering price
Less than $25,000	4.25	4.44	4.00
$25,000 but less than $50,000	4.25	4.44	4.00
$50,000 but less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more[1]	-0-	-0-	up to 1.00

[1]

The distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of funds sold by the distributor to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase Fund shares, you must inform your Service Agent, Funds Investor Services or Institutional Shareholder Services if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

•	Accumulation privilege – allows you to combine the current value of Class A shares of the Fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse, and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold Fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Please contact your Service Agent for additional information.

Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

•

Letter of intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse, and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include toward your asset goal amount the current value of any eligible holdings.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your letter of intent asset goal. Please contact your Service Agent for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for Certain Class A Investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Service Agents

•	Investors who redeemed Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason-sponsored fund

•	Employees of Legg Mason and its subsidiaries

•	Investors investing through certain Retirement Plans

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent, Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the Fund’s SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors, select “Lifestyle” and click on the name of the Fund in the dropdown menu.

Class B shares

You buy Class B shares at net asset value with no initial sales charge. However, if you redeem your Class B shares within five years of your purchase, you will pay a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase payment increases.

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Contingent deferred sales charge (%)	4.50	4.00	3.00	2.00	1.00	0

LMIS generally will pay Service Agents selling Class B shares a commission of up to 4.00% of the purchase price of the Class B shares they sell. LMIS will retain the contingent deferred sales charges. The Fund pays annual distribution and/or service fees of up to 0.75% of the average daily net assets represented by Class B shares. Service Agents also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion

After approximately 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another fund sold by LMIS
Approximately 8 years after the date of purchase	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 0.75% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C shares serviced by them.

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of another fund sold by the distributor

•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, the Fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a Retirement Plan

•	For Retirement Plans with omnibus accounts held on the books of the Fund

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent, consult the Fund’s SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors, select “Lifestyle” and click on the name of the Fund in the dropdown menu.

Retirement and institutional investors—Eligible investors

Retirement Plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of the Fund can generally choose among five classes of shares, one of which is being offered through this Information Statement/Prospectus: Class C shares.

Although Retirement Plans with omnibus accounts held on the books of the Fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Class A and Class B shares are no longer offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the Fund, with limited exceptions. Class A shares will cease to be available to new Retirement Plan investors through a Service Agent if the Service Agent makes Class FI shares available. Class C shares will cease to be available to new Retirement Plan investors through a Service Agent if the Service Agent makes Class R1 shares available. Please see below for additional information.

Other Retirement Plans

Other Retirement Plan investors can generally invest in Class A, Class B and Class C shares. “Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to the Fund that are neither Institutional Investors nor investing through omnibus accounts. Individual retirement vehicles, such as IRAs, may also choose between these share classes. Other Retirement Plans and individual retirement vehicles are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

Clients of Eligible Financial Intermediaries

Clients of Eligible Financial Intermediaries may generally choose among three classes of shares, one of which is being offered through this Information Statement/Prospectus: Class A shares. “Clients of Eligible Financial Intermediaries” are investors who invest in the Fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

Institutional Investors

Institutional Investors may invest in Class A, Class B and Class C shares. “Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Class A and Class B—Retirement Plans

Class A and Class B shares are no longer offered through Service Agents to Retirement Plans with omnibus accounts held on the books of the Fund. However, certain Retirement Plans that held Class B shares prior to December 1, 2006 are permitted to make additional investments in that class. Certain existing programs for current and prospective Retirement Plan investors sponsored by financial intermediaries also remain eligible to purchase Class A shares. Under these programs, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

•	Such Retirement Plan’s record keeper offers only load-waived shares

•	Fund shares are held on the books of the Fund through an omnibus account

•	The Retirement Plan has more than 100 participants or has total assets exceeding $1 million

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with the Fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value. LMIS may pay Service Agents commissions of up to 1.00% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C—Retirement Plans

Retirement Plans with omnibus accounts held on the books of the Fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the Fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Certain Retirement Plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will remain eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the Fund’s SAI for more details.

Other Considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements that differ from the Fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The Fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

Buying shares

Generally

You may buy shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order, plus any applicable sales charge. You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.
Through the Fund

Investors should contact Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the Fund at the following address:

         Legg Mason Funds

         P.O. Box 55214

         Boston, Massachusetts 02205-8504

Subsequent purchases should be sent to the same address. Enclose a check to pay for the shares.

For more information, please call Funds Investor Services or Institutional Shareholder Services between 8:00 a.m. and 5:30 p.m. (Eastern time).

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

•   Amounts transferred must meet the applicable minimums (see “Choosing a class of shares to buy- Investment minimums”)

•   Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•   If you do not have sufficient funds in your account on a transfer date, your Service Agent, Funds Investor Services or Institutional Shareholder Services may charge you a fee

For more information, please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services or consult the Fund’s SAI.

Exchanging shares

Generally	You may exchange shares of the Fund for the same class of shares of other funds sold by the distributor on any day that both the Fund and the fund into which you are exchanging are open for business.
Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•     If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

•     If you bought shares directly from the Fund, contact Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 to learn which funds are available to you for exchanges

•     Not all funds offer all classes

•     Some funds are offered only in a limited number of states. Your Service Agent, Funds Investor Services or Institutional Shareholder Services will provide information about the funds offered in your state

•     Generally, an exchange between funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes. You should talk to your tax adviser before making an exchange

•     Always be sure to read the prospectus of the fund into which you are exchanging shares

Investment minimums, sales charges and other requirements

•     In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange

•     Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•     You will generally be required to meet the minimum investment requirement for the class of shares of the fund into which your exchange is made (except in the case of systematic exchange plans)

•     Your exchange will also be subject to any other requirements of the fund into which you are exchanging shares

•     If you hold share certificates, you must deliver the certificates, endorsed for transfer or with signed stock powers, to the transfer agent or your Service Agent before the exchange is effective

•     The Fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

By telephone	Contact your Service Agent or, if you hold shares directly with the Fund, call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined. Telephone exchanges may be made only between accounts that have identical registrations and may be made on any day the New York Stock Exchange (“NYSE”) is open.
By mail	Contact your Service Agent or, if you hold shares directly with the Fund, write to the Fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of the Fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•     Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•     Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of Fund shares”)

For more information, please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services or consult the Fund’s SAI.

Redeeming shares

Generally

You may redeem shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge.

If you hold share certificates, you must deliver the certificates endorsed for transfer or with signed stock powers with a signature guarantee to the transfer agent or your Service Agent before you may redeem.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Redemption proceeds

Your redemption proceeds normally will be sent within 3 business days after your request is received in good order, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated by you. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH).

In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The Fund reserves the right to pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

By mail

Contact your Service Agent or, if you hold shares directly with the Fund, write to the Fund at the following address:

         Legg Mason Funds

         P.O. Box 55214

         Boston, Massachusetts 02205-8504

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the Fund, call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 between 8:00 a.m. and 5:30 p.m. (Eastern time) for more information.

Please have the following information ready when you call:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   Account number

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of the Fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts), and each automatic redemption must be at least $50.

The following conditions apply:

•   Your shares may not be represented by certificates

•   Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

•   If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence up to a maximum of 12% in one year

•   You must elect to have all dividends and distributions reinvested

For more information, please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services or consult the Fund’s SAI.

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the Fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming Shares”)

The Fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the Fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the Fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the Fund’s other exchange and redemption procedures described above under “Exchanging Shares” and “Redeeming Shares.”

The transfer agent, Funds Investor Services or Institutional Shareholder Services will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the Fund nor its agents will bear any liability for these transactions.

The Fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares with a value over $50,000

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the Fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/mandatory redemptions

The Fund reserves the right to ask you to bring your account up to a minimum investment amount as determined by your Service Agent if the aggregate value of the Fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Fund may close your account and send you the redemption proceeds. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. The Fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the Fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services or consult the Fund’s SAI.

Frequent trading of fund shares

Frequent purchases and redemptions of Fund shares may interfere with the efficient management of the Funds, increase Fund transaction costs, and have a negative effect on the Funds’ long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to funds sold by LMIS (the Funds’ distributor) and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the Fund or in other funds sold by LMIS. In the event that an exchange or purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares.

Under the Funds’ policies and procedures, the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds distributed by LMIS. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in LMIS distributed funds, if that shareholder has engaged in one or more “Round Trips” across all LMIS distributed funds. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in a Fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the Funds. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of such purchase. Purchases and sales of a Fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by LMIS.

The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. A Fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of a Fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. LMIS has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The Funds have also adopted policies and procedures to prevent the selective release of information about the Funds’ holdings, as such information may be used for market-timing and similar abusive practices.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, a Fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the Funds will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The Funds reserve the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

Share certificates

The Fund does not issue share certificates. If you currently hold share certificates of the Fund, the certificates will continue to be honored. If you would like to return your share certificates to the Fund and hold your shares in uncertificated form, please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Dividends, distributions and taxes

Dividends and distributions

Annual distributions of capital gains normally take place at the end of the year in which the gains are realized or the beginning of the next year.

The Acquiring Fund generally makes capital gain distributions, if any, typically once or twice a year. The Acquiring Fund generally pays dividends, if any, quarterly.

The Acquiring Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends are reinvested in additional Fund shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, Funds Investor Services or Institutional Shareholder Services to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend.

If you own Class A or Class C shares and hold your shares directly with the Fund, you may instruct Funds Investor Services to have your distributions and/or dividends invested in Class A or Class C shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000

•	The fund is available for sale in your state

To change your election to reinvest your dividends and distributions in shares of another fund, you must notify Funds Investor Services or Institutional Shareholder Services at least three days before the next distribution is to be paid.

Please contact your Service Agent, Funds Investor Services or Institutional Shareholder Services to discuss what options are available to you for receiving your dividends and distributions.

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in the funds through an IRA, 401(k) or other tax-advantaged account. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

In general, unless your shares are held in a qualified retirement plan, IRA or other tax deferred arrangement, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes.

The following table summarizes the tax status to you of certain transactions related to the Fund.

Transaction	Federal tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Long-term capital gain
Dividends	Ordinary income, potentially taxable at long-term capital gain rates

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Maximum long-term capital gain income tax rates, currently at 15%, are scheduled to rise to 20% in 2011. In addition, beginning in 2013, an additional 3.8% Medicare tax will apply to all net investment income including dividends, interest and net capital gain, for individuals exceeding certain income thresholds. You may want to avoid buying shares when the Fund is about to declare a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment income. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income, for taxable years beginning before January 1, 2011, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the funds. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Fund is about to declare a long-term capital gain distribution or a dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.

A dividend declared by the Fund in October, November or December and paid during January of the following year will, in certain circumstances, be treated as paid in December for tax purposes.

After the end of each year, your Service Agent or the Fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the Fund.

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The Fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

The Fund calculates its net asset value every day the NYSE is open. The Fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the Fund will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the Fund’s SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Valuation of the Fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the Fund’s Board.

Investments in underlying funds are valued at the net asset value per share of the class of the underlying fund held by the Fund as determined on each business day. The prospectuses for the underlying funds describe how an underlying fund values its securities, the circumstances under which the underlying funds will use fair value pricing and the effects of fair value pricing. The following generally describes how the Fund and the underlying funds in the Legg Mason funds complex value their securities:

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The Fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount as determined by the manager in good faith, that the Fund might reasonably expect to receive upon a current sale of the security. The Fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated.

Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached as Appendix A to this Information Statement/Prospectus. Subject to the satisfaction of the conditions set forth in the Reorganization Agreement, including those described below, the Reorganization is scheduled to occur as of the close of business on August 20, 2010, or on such later date as the parties may agree (“Closing Date”).

The Reorganization Agreement provides for (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for the assumption of all of the liabilities of the Acquired Fund and for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund, (2) the distribution of Class A, Class B and Class C shares of the Acquiring Fund to the shareholders of the Acquired Fund and (3) the subsequent redemption of the Acquired Fund shares and termination of the Acquired Fund.

Shareholders of Class A, Class B and Class C shares, as applicable, of the Acquired Fund will receive Class A, Class B and Class C shares, as applicable, of the Acquiring Fund. The net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund will be determined using the valuation procedures established by the Board.

The number of full and fractional shares of the Acquiring Fund to be received by the Acquired Fund shareholder in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date or such later time as the Acquired Fund’s net asset value is calculated. As promptly as practicable after the Closing Date, the Acquired Fund will distribute pro rata to its shareholders of record, as of the close of regularly scheduled trading on the NYSE on the Closing Date, the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization, and will terminate. The distribution of the Acquiring Fund’s shares will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders.

After such distribution, the Acquired Fund will take all necessary steps under Maryland law, its charter and any other applicable law to effect its termination.

The Board has determined with respect to each of the Funds that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Fund. In making these determinations, each Board took into account that LMPFA and the Acquired Fund will each pay 50% of the costs and expenses allocated to the Acquired Fund in connection with the Reorganization and that LMPFA and the Acquiring Fund will each pay 50% of the costs and expenses allocated to the Acquiring Fund in connection with the Reorganization, except that any transaction costs associated with repositioning a Fund’s portfolio in connection with the Reorganization will be borne by such Fund.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date if circumstances develop that, in the opinion of the Board, make proceeding with that Reorganization inadvisable. The Reorganization Agreement provides that the Acquired Fund and the Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirement that the Funds receive the opinion of Willkie Farr & Gallagher LLP that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes. The Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Fund and the Acquiring Fund.

Shareholder approval of the Reorganization Agreement is not required.

Description of the Acquiring Fund’s Shares

Shareholders of Class A, Class B and Class C, as applicable, of the Acquired Fund will receive Class A, Class B and Class C shares, as applicable, of the Acquiring Fund. Each such share will be fully paid and non-assessable when issued and will have no preemptive or conversion rights. The Acquiring Fund will not issue share certificates.

Reasons for the Reorganization and Board Considerations

The Reorganization was presented to the Board for consideration at a Board meeting held on May 5-6, 2010, and was approved at that meeting. Following extensive discussions of the advantages and disadvantages to the Acquired Fund, based on its evaluation of all material factors, including those described below, the Board, including all of the Independent Board Members, determined that: (1) the Reorganization would be in the best interests of the Acquired Fund; and (2) the Reorganization would not result in the dilution of the interests of the Acquired Fund’s shareholders. In considering the proposal, the Board did not identify any single factor or piece of information as all-important or controlling.

The Board considered a number of factors prior to approving the Reorganization of the Acquired Fund, including the following:

•	the recommendations of LMPFA with respect to the Reorganization;

•	the relative sizes of the Funds and that the Acquired Fund is unlikely to attain a viable asset size;

•	the potential efficiencies and economies of scale that are likely to result from the Reorganization;

•	the benefits to shareholders of the Acquired Fund likely to result from the Reorganization;

•	the relative performance histories of the Funds;

•	the benefits to LMPFA and its affiliates likely to result from the Reorganization;

•	that LMPFA will reimburse the Acquired Fund for 50% of the costs and expenses allocated to it in connection with the Reorganization;

•	the annual fund operating expenses and shareholder fees and services that the Acquired Fund’s shareholders are expected to pay as shareholders of the Acquiring Fund after the Reorganization;

•	that as a result of the higher target allocation (from 10% to 30%) in equity funds, the Acquired Fund’s underlying fund expenses are expected to increase from 0.54% to 0.62% after the Reorganization;

•

that the total net annual operating expenses for Class B shares of the Acquired Fund are expected to increase from 1.84% to 1.87%, the total net annual operating expenses for Class A shares of the Acquired Fund are expected to decrease from 1.31% to 1.22% and the total net annual operating expenses for Class C shares of the Acquired Fund are expected to remain unchanged after the Reorganization;

•	the fact that the Reorganization would constitute a tax-free reorganization; and

•	the compatibility of and the differences between the investment objectives, strategies, policies and risks of the Funds.

The Board considered the benefits to Legg Mason. If the Reorganization is consummated, Legg Mason is expected to achieve higher profitability due to decreased costs. Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines. To the extent that the Reorganization helps to streamline the fund families, encourage a more focused marketing and distribution effort, reduce investor confusion, produce better performance and generally make the funds more attractive investment vehicles to the investing public, Legg Mason will benefit from the increased revenues of rising asset levels. Legg Mason will also benefit from the increased revenues generated by the Acquiring Fund’s higher target allocation in equity funds.

Federal Income Tax Consequences

The Reorganization is conditioned upon the receipt by the parties to the Reorganization (other than LMPFA) of an opinion from Willkie Farr & Gallagher LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes:

(i) The transfer to the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of shares of the Acquiring Fund and the termination of the Acquired Fund, all pursuant to the Reorganization Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, or upon the distribution by the Acquired Fund to the Acquired Fund’s shareholders of shares of the Acquiring Fund in liquidation of Acquired Fund, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Acquired Fund;

(iii) Shareholders of the Acquired Fund will not recognize gain or loss on the receipt of shares of the Acquiring Fund solely in exchange for shares of the Acquired Fund pursuant to the Reorganization;

(iv) The aggregate basis of the shares of the Acquiring Fund received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of the Acquired Fund exchanged therefor;

(v) The holding period of the shares of the Acquiring Fund received by each Acquired Fund shareholder pursuant to the Reorganization will include the holding period of the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shareholder held the shares of the Acquired Fund as a capital asset at the time of the Reorganization;

(vi) The Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

(vii) The basis of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such asset in the hands of the Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; and

(viii) The holding periods of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization in the hands of the Acquiring Fund will include the period during which such asset was held by the Acquired Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period).

While none of the Funds is aware of any adverse state or local tax consequences of the Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

Immediately prior to the Reorganization, the Acquired Fund will pay a dividend or dividends, which together with all previous dividends, are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). Such dividends will be included in the taxable income of each of the Acquired Fund’s shareholders.

Information Regarding Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward its net capital losses for a period of up to eight taxable years. The Acquired Fund is presently entitled to net capital loss carryforwards for federal income tax purposes in the amounts set forth below. The Reorganization will cause the tax year of the Acquired Fund to close, which will accelerate the schedule for expiration of its respective net capital loss carryforwards, and could also result in a net capital loss for the tax year ending on the Closing Date. In addition, the Reorganization is expected to result in a limitation on the Acquiring Fund’s abilities to use carryforwards of the Acquired Fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. That limitation, imposed by Section 382 of the Code, will apply if the shareholders of the Acquired Fund own less than 50% of the Acquiring Fund immediately after the Reorganization, and will be imposed on an annual basis. The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net asset value of the Acquired Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of the Reorganization.

If the Acquired Fund’s unrealized losses exceed a certain threshold, the Acquiring Fund may also be prohibited, under Section 384 of the Code, from using the Acquired Fund’s unrealized losses against the unrealized gains of the Acquiring

Fund at the time of the Reorganization to the extent such gains are realized within five years following the Reorganization. As of the date of this Information Statement/Prospectus the Acquired Fund’s unrealized losses are not in excess of such threshold. However, based on data as of a recent date, it appears that some portion of the Acquired Fund’s loss carryforwards may expire unused as a result of the Section 382 limitations discussed above.

Even if the Acquiring Fund were able to fully utilize the net capital loss carryforwards and unrealized losses of the Acquired Fund, the tax benefit resulting from those losses will be shared by both the Acquired Fund and Acquiring Fund shareholders following the Reorganization. Therefore, an Acquired Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.

As of January 31, 2010, the Funds had the following unused capital loss carryforwards:

Acquired Fund			Acquiring Fund
	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization		Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
	$(345,727)	1/31/2012		$(899,887)	1/31/2014
	$(95,670)	1/31/2013		$(642,809)	1/31/2017
	$(1,336,048)	1/31/2014		$(4,198,988)	1/31/2018
	$(1,331,052)	1/31/2015
	$(2,356,048)	1/31/2016
	$(1,485,293)	1/31/2017
	$(196,526)	1/31/2018

Total	$(7,146,364)		Total	$(5,741,684)

Acquired Fund

The Reorganization would impact the use of the Acquired Fund’s loss carryforwards in the following manner: (1) the expiration date of the loss carryforwards would move up one year; for example, the losses due to expire on January 31, 2012 would expire on January 31, 2011; (2) the loss carryforwards will benefit the shareholders of the combined Fund, rather than only the shareholders of the Acquired Fund; and (3) the amount of the Acquired Fund’s capital loss carryforwards that can be utilized in any taxable year is equal to the long-term tax-exempt rate at the time of the Reorganization, multiplied by the aggregate net asset value of the Acquired Fund at the time of Reorganization (approximately $1,484,000 per year based on data as of a recent date).

Acquiring Fund

The Reorganization would impact the use of the Acquiring Fund’s loss carryforwards by benefiting the shareholders of the combined Fund, rather than only the shareholders of the Acquiring Fund.

Information Applicable to all Funds

Since the Reorganization is not expected to close until approximately August 20, 2010, the capital loss carryforwards and limitations described above may change significantly between now and the Closing Date. Further, the ability of each Fund to use these losses (even in the absence of a Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of any or all of the Funds expiring unused.

TERMINATION OF THE ACQUIRED FUND

If the Reorganization is effected, the Acquired Fund will be terminated.

PORTFOLIO SECURITIES

If the Reorganization is effected, management will analyze and evaluate the portfolio securities of the Acquired Fund being transferred to the corresponding Acquiring Fund. Consistent with the Acquiring Fund’s investment objectives and policies, any restrictions imposed by the Code and in the best interests of the Acquiring Fund’s shareholders (including former shareholders of the Acquired Fund), management will influence the extent and duration to which the portfolio securities of the Acquired Fund will be maintained by the Acquiring Fund. It is possible that there may be some dispositions of the portfolio securities of the Acquired Fund in connection with the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities of the Acquired Fund may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and the Acquiring Fund’s ability to use any available loss carryforwards. The transaction costs associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization will be borne by the Acquired Fund. As of the date hereof, the Acquired Fund is not expected to recognize any capital gains or incur material transaction costs as a result of repositioning its portfolio in connection with the Reorganization.

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUND

Investment Manager and Subadviser

LMPFA is the Acquiring Fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Fund and manages the Fund’s cash and short-term instruments. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of March 31, 2010, LMPFA’s total assets under management were approximately $194.0 billion.

LMGAA provides the day-to-day portfolio management of the Acquiring Fund. LMGAA has offices at 620 Eighth Avenue, New York, New York 10018 and provides asset allocation advisory services to mutual funds and Section 529 plans. As of March 31, 2010, LMGAA’s total assets under management were approximately $4.8 billion.

LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of March 31, 2010, Legg Mason’s asset management operations had aggregate assets under management of approximately $684.5 billion.

The Acquiring Fund does not pay a management fee. For more information regarding the management fees of the underlying funds, please consult the Fund’s SAI.

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.30% for Class B shares and 1.25% for Class C shares. These arrangements are expected to continue until December 31, 2011, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits or any other lower limits then in effect.

A discussion regarding the basis for the Board’s approval of the Acquiring Fund’s current management agreement and subadvisory agreement is available in the Fund’s Annual Report for the fiscal year ended January 31, 2010.

Certain Legal Proceedings

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”) and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, and against Citigroup Asset Management (“CAM”), SBAM and SBFM, as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against any of the Defendant Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM, based on the May 31, 2005 settlement order issued against CGMI and SBFM by the SEC. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the 1940 Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

As of the date of this Information Statement/Prospectus, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

The foregoing speaks only as of the date of this Information Statement/Prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Portfolio Managers of the Acquiring Fund

Information about the portfolio managers of the Acquiring Fund is listed below. The SAI for the Acquiring Fund provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the Acquiring Fund.

Portfolio Manager Compensation

LMGAA investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

The level of incentive compensation is determined by the senior management of Legg Mason and is awarded on a discretionary basis. A formula-based scheme directly linking compensation to investment performance as measured against a benchmark is not currently in place nor is one planned; however, senior management considers a number of factors when determining compensation, including (but not limited to) the performance of LMGAA’s funds relative to their benchmarks and to their relevant peer groups over a 1, 3 and 5-year period.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

Legg Mason Lifestyle Allocation 30% Portfolio Managers

LMGAA utilizes a team headed by Steven Bleiberg to manage the assets of the Fund. Mr. Bleiberg serves as LMGAA’s President and Chief Investment Officer. Mr. Bleiberg has been a portfolio manager of the Fund since 2003. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. From 2003 to 2006, he served as head of global investment strategy at SBFM.

Andrew Purdy serves as Portfolio Manager, Asset Allocation Strategies. He is responsible for coordination and implementation of asset allocation strategies. Mr. Purdy has been a portfolio manager of the Fund since 2001. Mr. Purdy has 14 years of industry experience.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Legg Mason and certain of the Acquiring Fund’s service providers, which include Legg Mason-affiliated service providers, have a financial interest in the Reorganization because their respective fees under agreements with the Acquiring Fund generally increase as the amount of the assets of the Acquiring Fund increases, and the amount of those assets will increase as a result of the Reorganization. However, the increase in assets of the Acquiring Fund is expected to be offset by the concomitant loss of the Acquired Fund’s assets, resulting in decreases of fees of certain Legg Mason-affiliated service providers to the Acquired Fund.

Information about the Funds is included in the Prospectuses, Fund SAIs and shareholder reports filed with the SEC and dated as listed below:

Fund	Prospectus and Fund SAI Date	Shareholder Reports
Acquired Fund	May 31, 2010 (filed on May 26, 2010)	Annual Report: January 31, 2010 (filed on March 29, 2010)

Acquiring Fund	May 31, 2010 (filed on May 26, 2010)	Annual Report: January 31, 2010 (filed on March 29, 2010)

Copies of these documents, the Reorganization SAI and any subsequently released shareholder reports are available upon request and without charge by calling the Funds at 1-800-822-5544 or 1-888-425-6432, by writing to the Funds at 55 Water Street, New York, New York 10041, or by visiting Legg Mason’s website at www.leggmason.com/individualinvestors.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Performance of the Funds

Historical performance of each Fund is detailed in Appendix C of this Information Statement/Prospectus.

Financial Highlights

The most recent fiscal year end of the Acquired Fund for which financial statements are available is January 31, 2010. The most recent fiscal year end of the Acquiring Fund for which financial highlights are available is January 31, 2010.

The financial highlights of the Acquiring Fund contained in Appendix B have been derived from financial statements audited by KPMG LLP, the Fund’s independent registered public accounting firm.

Distribution Arrangements

Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the Acquiring Fund’s sole and exclusive distributor. LMIS is a wholly-owned subsidiary of Legg Mason.

The Acquiring Fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the Acquiring Fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up 0.25% for Class A shares; up to 0.75% for Class B shares; and up to 0.70% for Class C shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the Acquiring Fund. These payments are not reflected as additional expenses in the fee tables contained in this Information Statement/Prospectus. The recipients of these payments may include the Acquiring Fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the Fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as the payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the Fund on which fees are being charged.

Form of Organization

Each Fund is a series of the Trust, a Maryland statutory trust.

Fund Boards

The Funds, as series of the Trust, have the same Board.

Legg Mason Lifestyle Income Fund (Acquired Fund)

and Legg Lifestyle Allocation 30% (Acquiring Fund)

Independent Trustees:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Interested Trustee:

R. Jay Gerken

CAPITALIZATION

The following tables set forth the unaudited capitalization of the Acquired Fund and the Acquiring Fund as of the date set out below, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund shareholders of the Acquired Fund will receive on the Closing Date, and the information below should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

Pro Forma Combined Capitalization Table

Legg Mason Lifestyle Income Fund and Legg Lifestyle Allocation 30%

As of January 31, 2010 (unaudited)

	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%	Pro Forma Adjustments		Pro Forma Combined Legg Mason Lifestyle Allocation 30%
Class A:
Net Assets	$30,887,162	$80,223,429	$(41,397	)(a)	$111,069,194
Shares Outstanding	3,184,534	7,570,192	(273,815	)(b)	10,480,911
Net Asset Value Per Share	$9.70	$10.60	—		$10.60
Class B:
Net Assets	$4,964,211	$13,528,033	$(7,344	)(a)	$18,484,900
Shares Outstanding	505,735	1,255,410	(45,735	)(b)	1,715,410
Net Asset Value Per Share	$9.82	$10.78	—		$10.78
Class C:
Net Assets	$1,145,938	$3,584,850	$(1,559	)(a)	$4,729,229
Shares Outstanding	116,903	333,127	(10,560	)(b)	439,470
Net Asset Value Per Share	$9.80	$10.76	—		$10.76

(a)	Reflects adjustments for estimated Reorganization costs of $50,300.

(b)	Reflects adjustments to number of shares outstanding due to the Reorganization.

DIVIDENDS AND DISTRIBUTIONS

The Acquired Fund’s policy is to declare and pay monthly dividends from its net investment income. The policy of the Acquiring Fund is to declare and pay quarterly dividends from net investment income. Distributions from net realized capital gains, if any, in each of the separate portfolios will be made annually. Each Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and realized capital gains (including income and capital gains distributed from the underlying funds) in order to avoid a federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gain distributions will automatically be reinvested in additional shares of the same class at NAV, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his or her Service Agent. Shareholders whose accounts are held directly by the transfer agent should notify the transfer agent in writing, requesting a change to this automatic reinvestment option.

Each Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or a distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

For more information on the distribution policies of the Acquiring Fund, see “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in this Information Statement/Prospectus, above.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the Acquired Fund, as of [DATE], the Trustees and officers of the Acquired Fund owned in the aggregate less than 1% of the outstanding shares of the Acquired Fund.

To the knowledge of the Acquiring Fund, as of [DATE], the Trustees and officers of the Acquiring Fund owned in the aggregate less than 1% of the outstanding shares of the Acquiring Fund.

To the knowledge of the Funds, as of [DATE], except as set forth below, no person owned beneficially or of record 5% or more of any class of the Acquired Fund’s or the Acquiring Fund’s outstanding shares.

INDEX OF APPENDICES

Appendix A: Form of Agreement and Plan of Reorganization

Appendix B: Financial Highlights of Legg Mason Lifestyle Allocation 30%

Appendix C: Historical Performance for Each Fund

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [            ] day of [            ], 2010, by and among Legg Mason Partners Equity Trust, a Maryland statutory trust (the “Trust”), with its principal place of business at 55 Water Street, New York, New York 10041, on behalf of its series Legg Mason Lifestyle Allocation 30% (the “Acquiring Fund”), and on behalf of its series Legg Mason Lifestyle Income Fund (the “Acquired Fund”), and, solely for purposes of paragraph 10.2 hereof, Legg Mason Partners Fund Advisor, LLC (“LMPFA”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of the Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitutes a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”), as described herein, and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (2) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund and the subsequent redemption of the Acquired Fund Shares and termination of the Acquired Fund as a series of the Trust, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board has determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization; and

WHEREAS, in this Agreement, any references to a Fund taking action shall mean and include all necessary actions of the Trust, as applicable, on behalf of a Fund, unless the context of this Agreement or the 1940 Act requires otherwise;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND TERMINATION OF THE ACQUIRED FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”).

1.2 The property and assets of the Trust attributable to the Acquired Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Acquired Fund, including, without limitation, all indemnification obligations of the Acquired Fund with respect to the current and former members of the Board and officers of the Trust, whether accrued or contingent, known or unknown, existing at the Valuation Date except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by LMPFA and the Acquired Fund pursuant to paragraph 10.2 (collectively, “Liabilities”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Trust, on behalf of the Acquiring Fund, any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Trust on behalf of the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and realized net capital gain as defined in the Code (after deduction for any available capital loss carryover), if any, for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Fund will have no tax liability under Section 852 or Section 4982 for the current and any prior tax periods.

1.5 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions as may be necessary or appropriate to complete the liquidation of the Acquired Fund. To complete the liquidation, the Trust, on behalf of the Acquired Fund, shall (a) distribute to the shareholders of record of the Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Trust, on behalf of the Acquired Fund, pursuant to paragraph 1.1, (b) redeem shares of the Acquired Fund and (c) terminate the Acquired Fund as a series of the Trust in accordance with Maryland law. Such distribution and redemption shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of each transfer agent of the Acquiring Fund.

1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Acquired Fund. The Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2. VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Board. All computations of value and amounts shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquired Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Trust adopted in good faith by the Board. All computations of value and amounts pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

2.2. The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Trust adopted in good faith by the Board. All computations of value and amounts pursuant to this paragraph 2.2 shall be subject to confirmation by the Acquired Fund’s independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be August 20, 2010, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Acquired Fund’s net asset value is calculated in accordance with paragraph 2.1 and after the declaration of any dividends. The Closing shall be held at the offices of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019 or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets, at the time of the Closing, from the accounts of the Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund and to deliver to the Trust, at the Closing, a certificate of an authorized officer stating that the Assets of the Acquired Fund have been so transferred as of the Closing Date. The Trust, on behalf of the Acquired Fund, shall deliver to the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Trust shall direct each of Boston Financial Data Services, Inc., and PNC Global Investment Servicing (U.S.) Inc., in its capacity as a transfer agent for the Acquired Fund (each, a “Transfer Agent”), to deliver to the Trust at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of the outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Trust, on behalf of the Acquired Fund, a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.5 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.5. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed in Schedule 4.1 of this Agreement, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its Declaration of Trust, as amended or supplemented (the “Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign corporation in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.1(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Fund, will acquire good title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, will not result, in a material violation of Maryland law or of the Charter or the bylaws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Board, and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund’s business. The Trust, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquired Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund as of the last day of and for the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Trust) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) The Acquired Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Acquired Fund will not have any tax liability under Section 852 or Section 4982.

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of each Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.

(n) The Acquired Fund will review its assets to ensure that prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The information to be furnished by the Acquired Fund for use in any documents filed or to be filed with any federal, state or local regulatory authority, as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(q) The Acquired Fund has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

4.2 Except as has been fully disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with the power under its Charter to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund (true and correct copies of which have been delivered to the Acquired Fund) and each prospectus and statement of additional information of the Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Maryland law or the Charter or the bylaws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as of the last day of and for the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since the last day of the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Trust, for the account of the Acquired Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Trust.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Acquiring Fund for use in any documents filed or to be filed with any federal, state or local regulatory authority, as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Acquiring Fund has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

5. COVENANTS

The Trust, on behalf of the Acquired Fund and the Acquiring Fund, hereby further covenants as follows:

5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Trust will take all actions as may be necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquiring Fund Shares to be acquired by the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Trust, on behalf of the Acquired Fund, will assist in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 [Reserved.]

5.7 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Trust, on behalf of the Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Trust’s title to and possession of all the Assets, and to otherwise carry out the intent and purpose of this Agreement.

5.9 The Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain any approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Trust shall not change the Charter, or the Acquiring Fund’s prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.11 The Acquired Fund and the Acquiring Fund will each report the Reorganization as a reorganization within the meaning of Section 368(a) of the Code on its federal income tax return for its respective taxable year in which the Reorganization occurs, including filing any and all statements required by Treas. Reg. § 1.368-3.

5.12 In accordance with Rule 17a-8 under the 1940 Act, the Acquiring Fund will preserve written records that describe the transactions contemplated hereby and their terms for six years after the Closing Date (and for the first two years in an easily accessible place).

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST, ON BEHALF OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Trust’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Trust, on behalf of the Acquiring Fund, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Fund shall reasonably request.

6.5 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Trust on behalf of the Acquired Fund. The Trust, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Trust, on behalf of the Acquired Fund, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

7.5 The Trust, on behalf of each of the Acquired Fund and the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST

If any of the conditions set forth in paragraph 8.5 have not been satisfied on or before the Closing Date, the Transaction contemplated by this Agreement shall not be consummated. If any of the other conditions set forth below have not been satisfied on or before the Closing Date with respect to each of the Acquired Fund and the Acquiring Fund, the Trust shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 [Reserved.]

8.2 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to the Acquired Fund or the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4 [Reserved.]

8.5 The parties (other than LMPFA) shall have received the opinion of Willkie Farr & Gallagher LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Trust, on behalf of the Acquired Fund and the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes: (i) the acquisition by Acquiring Fund of all of the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the Liabilities of Acquired Fund, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund, all pursuant to the Agreement, constitutes a reorganization within the meaning of Section 368(a) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Sections 361 and 357(a) of the Code, Acquired Fund will not recognize gain or loss upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund Liabilities by Acquiring Fund, and Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares in liquidation of Acquired Fund except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Acquired Fund; (iii) under Section 354 of the Code, shareholders of Acquired Fund will not recognize gain or loss on the receipt of Acquiring Fund Shares solely in exchange for Acquired Fund shares; (iv) under Section 358 of the Code, the aggregate basis of the Acquiring Fund Shares received by each shareholder of Acquired Fund will be the same as the aggregate basis of Acquired Fund shares exchanged therefor; (v) under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder will include the holding period of Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held the Acquired Fund shares at the time of the reorganization as a capital asset; (vi) under Section 1032 of the Code, Acquiring Fund will not recognize gain or loss upon the receipt of assets of Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the Liabilities of Acquired Fund; (vii) under Section 362(b) of the Code, the basis of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization will be the same in the hands of Acquiring Fund as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; and (viii) under Section 1223(2) of the Code, the holding periods of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization in the hands of Acquiring Fund will include the periods during which such assets were held by Acquired Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period). The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall request of the Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund. Notwithstanding anything herein to the contrary, no party hereto may waive the condition set forth in this paragraph 8.5.

8.6 [Reserved.]

8.7 [Reserved.]

8.8 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Charter or in investment restrictions in effect on the Closing Date, may not properly acquire.

9. INDEMNIFICATION

9.1 The Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or the Trust’s officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Trust, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or its officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

10.1 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The Acquiring Fund will pay 50% and LMPFA will pay 50% of the direct and indirect expenses and the out-of-pocket costs and expenses of the Reorganization incurred by the Acquiring Fund. Any transaction costs associated with repositioning the Acquiring Fund’s portfolio in connection with the Reorganization will largely be borne by the Acquiring Fund after the Reorganization. The Acquired Fund will pay 50% and LMPFA will pay 50% of the direct and indirect expenses and out-of-pocket costs and expenses of the Reorganization incurred by the Acquired Fund (including the costs of printing a supplement to the prospectus of the Acquired Fund regarding the Reorganization and mailing such supplement to shareholders of the Acquired Fund, along with postage costs), except that any transaction costs associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization will largely be borne by the Acquiring Fund after the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust agrees that it has not, on behalf of either the Acquiring Fund or the Acquired Fund, made any representation, warranty or covenant and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by the Trust, and the obligations of the Trust, on behalf of the Acquiring Fund and the Acquired Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by resolution of the Board, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund. Any such termination resolution will be effective when communicated to the other party. The obligations of LMPFA set forth in paragraph 10.2 shall survive termination of this Agreement.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Trust at its address set forth in the preamble to this Agreement, to the attention of its President.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Maryland.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 Consistent with the Charter, the obligations of the Trust with respect to each of the Acquiring Fund and the Acquired Fund, entered into in the name or on behalf of the Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Trust, personally, but bind only the assets of the Trust belonging to the Acquiring Fund and the Acquired Fund, and all persons dealing with any series or funds of the Trust must look solely to the assets of the Trust belonging to such series or fund for the enforcement of any claims against the Trust.

[Remainder of page intentionally left blank.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of its series LEGG MASON LIFESTYLE ALLOCATION 30%

By:
Name:
Title:

LEGG MASON PARTNERS EQUITY TRUST, on behalf of its series LEGG MASON LIFESTYLE INCOME FUND

By:
Name:
Title:
Solely for purposes of paragraph 10.2 of the Agreement:

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Name:
Title:

SCHEDULE 4.1

SCHEDULE 4.2

APPENDIX B

Financial Highlights of Legg Mason Lifestyle Allocation 30%

The financial highlights tables are intended to help you understand the performance of each class for the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the fund’s and the predecessor fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the Annual Report (available upon request). The financial information shown below for periods prior to April 16, 2007 is that of the fund’s predecessor.

For a share of each class of beneficial interest outstanding throughout each year ended January 31:

Class A Shares[1]	2010	2009	2008[2]	2007[2]	2006[2]
Net Asset Value, Beginning of Year	$8.40	$11.44	$11.81	$11.48	$11.46

Income (Loss) From Operations:
Net investment income[3]	0.52	0.47	0.49	0.37	0.33
Net realized and unrealized gain (loss)	2.20	(3.01)	(0.38)	0.34	0.02

Total Income (Loss) From Operations	2.72	(2.54)	0.11	0.71	0.35

Less Distributions From:
Net investment income	(0.52)	(0.50)	(0.48)	(0.38)	(0.33)

Total Distributions	(0.52)	(0.50)	(0.48)	(0.38)	(0.33)

Net Asset Value, End of Year	$10.60	$8.40	$11.44	$11.81	$11.48

Total Return[4]	32.98%	(22.69)%	0.84%	6.31%	3.13%

Net Assets, End of Year (000s)	$80,223	$63,539	$85,817	$80,005	$75,890

Ratios to Average Net Assets:
Gross expenses[5]	0.63%	0.62%	0.75%[6]	0.75%[7]	0.75%
Net expenses[5,8]	0.63	0.62 [9,10]	0.73 [6,9,10]	0.73 [7,10]	0.75
Net investment income[3]	5.41	4.63	4.17	3.23	2.87

Portfolio Turnover Rate	26%	37%	17%	92%	56%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from underlying funds.
[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Does not include expenses of the underlying funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.
[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72% and 0.71%, respectively.

[8]

As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[9]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.
[10]	Reflects fee waivers and/or expense reimbursements.

For a share of each class of beneficial interest outstanding throughout each year ended January 31:

Class B Shares[1]	2010	2009	2008[2]	2007[2]	2006[2]
Net Asset Value, Beginning of Year	$8.54	$11.62	$11.98	$11.65	$11.62

Income (Loss) From Operations:
Net investment income[3]	0.46	0.42	0.42	0.31	0.27
Net realized and unrealized gain (loss)	2.23	(3.06)	(0.37)	0.34	0.03

Total Income (Loss) From Operations	2.69	(2.64)	0.05	0.65	0.30

Less Distributions From:
Net investment income	(0.45)	(0.44)	(0.41)	(0.32)	(0.27)

Total Distributions	(0.45)	(0.44)	(0.41)	(0.32)	(0.27)

Net Asset Value, End of Year	$10.78	$8.54	$11.62	$11.98	$11.65

Total Return[4]	32.09%	(23.11)%	0.37%	5.65%	2.62%

Net Assets, End of Year (000s)	$13,528	$11,881	$18,078	$22,559	$32,756

Ratios to Average Net Assets:
Gross expenses[5]	1.28%	1.16%	1.33%[6]	1.28%[7]	1.28%
Net expenses[5,8]	1.27 [9]	1.16 [9,10]	1.29 [6,9,10]	1.25 [7,9]	1.28
Net investment income[3]	4.73	4.03	3.53	2.67	2.31

Portfolio Turnover Rate	26%	37%	17%	92%	56%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from underlying funds.
[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Does not include expenses of the underlying funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.
[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.25% and 1.23%, respectively.

[8]

As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.30% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

For a share of each class of beneficial interest outstanding throughout each year ended January 31:

Class C Shares[1]	2010	2009	2008[2]	2007[2]	2006[2]
Net Asset Value, Beginning of Year	$8.52	$11.60	$11.97	$11.63	$11.59

Income (Loss) From Operations:
Net investment income[3]	0.48	0.43	0.44	0.32	0.28
Net realized and unrealized gain (loss)	2.23	(3.05)	(0.39)	0.34	0.04

Total Income (Loss) From Operations	2.71	(2.62)	0.05	0.66	0.32

Less Distributions From:
Net investment income	(0.47)	(0.46)	(0.42)	(0.32)	(0.28)

Total Distributions	(0.47)	(0.46)	(0.42)	(0.32)	(0.28)

Net Asset Value, End of Year	$10.76	$8.52	$11.60	$11.97	$11.63

Total Return[4]	32.37%	(22.99)%	0.38%	5.80%	2.77%

Net Assets, End of Year (000s)	$3,585	$2,842	$5,412	$5,849	$7,303

Ratios to Average Net Assets:
Gross expenses[5]	1.16%	0.97%	1.17%[6]	1.25%[7]	1.16%
Net expenses[5,8]	1.15 [9]	0.97 [10]	1.17 [6,10]	1.22 [7,9]	1.16
Net investment income[3]	4.92	4.11	3.68	2.72	2.42

Portfolio Turnover Rate	26%	37%	17%	92%	56%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from underlying funds.
[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Does not include expenses of the underlying funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.
[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.22% and 1.20%, respectively.

[8]

As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.25% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

APPENDIX C

Historical Performance for Each Fund

Legg Mason Lifestyle Income Fund

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of Class A, Class B and Class shares and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The Fund also compares its performance to the Russell 1000 Index, the Barclays Capital U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. High Yield Index) and a composite benchmark, which is a hypothetical representation of the performance of the Fund’s major asset classes, consisting of 75% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15% Barclays Capital U.S. High Yield—2% Issuer Cap Index and 10% Russell 1000 Index. The Fund makes updated performance information available at the Fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes)

Best quarter:	(06/30/2009):	13.85%
Worst quarter:	(12/31/2008):	(8.78)%

The year-to-date return as of the most recent calendar quarter, which ended 03/31/10, was 4.31%

Average annual total returns (for periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	25.08%	2.60%	3.79%
Return After Taxes on Distributions	22.26%	0.77%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares	16.12%	1.12%	2.00%

Other Classes (Return before taxes only)
Class B	25.76%	2.84%	3.83%
Class C	29.37%	3.06%	3.79%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	28.43%	0.79%	(0.49)%
Barclays Capital U.S. High Yield—2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	58.76%	6.49%	6.87%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	15.14%	4.98%	5.91%

C-1

Legg Mason Lifestyle Allocation 30%

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of Class A, Class B and Class shares and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The Fund also compares its performance to the Russell 1000 Index and a composite benchmark, which is a hypothetical representation of the performance of the Fund’s major asset classes, consisting of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI Europe, Australasia, Far East Index, 60% Barclays Capital U.S. Aggregate Index (an index of fixed income securities) and 10% Barclays Capital U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). The Fund makes updated performance information available at the Fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes)

Best quarter	(06/30/2009):	14.92%
Worst quarter	(12/31/2008):	(11.42)%

The year-to-date return as of the most recent calendar quarter, which ended 03/31/10, was 4.23%

Average annual total returns (for periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	24.80%	1.42%	3.17%
Return After Taxes on Distributions	22.54%	(0.02)%	1.52%
Return After Taxes on Distributions and Sale of Fund Shares	15.99%	0.36%	1.70%

Other Classes (Return before taxes only)
Class B	25.03%	1.56%	3.19%
Class C	28.77%	1.87%	3.16%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	28.43%	0.79%	(0.49)%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	17.71%	4.39%	5.10%

C-2

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Lifestyle Allocation 30%

STATEMENT OF ADDITIONAL INFORMATION

[             ], 2010

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%
55 Water Street New York, New York 10041 1-800-822-5544 1-888-425-6432	55 Water Street New York, New York 10041 1-800-822-5544 1-888-425-6432

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated [             ], 2010, relating specifically to the proposed transfer of all of the assets and the assumption of all of the liabilities of Legg Mason Lifestyle Income Fund (the “Acquired Fund”), a series of Legg Mason Partners Equity Trust, in exchange for the assumption of all of the Acquired Fund’s liabilities by Legg Mason Lifestyle Allocation 30% (the “Acquiring Fund”), a series of Legg Mason Partners Equity Trust, and for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund. To obtain a copy of the Information Statement/Prospectus, please write to the Acquiring Fund at the address set forth above or call 1-800-822-5544 or 1-888-425-6432. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.

GENERAL INFORMATION

The Acquired Fund’s Board has unanimously approved the Reorganization. The Reorganization does not require shareholder approval. For further information about the Reorganization, see the Information Statement/Prospectus.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Information Statement/Prospectus dated [             ], 2010, consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

•	The Statement of Additional Information of the Acquired Fund, dated May 31, 2010 (filed on May 26, 2010; Accession No. 0001193125-10-129304);

•	The Statement of Additional Information of the Acquiring Fund, dated May 31, 2010 (filed on May 26, 2010; Accession No. 0001193125-10-129304);

•	The financial statements of the Acquired Fund as included in the Fund’s Annual Report filed for the year ended January 31, 2010 (filed on March 29, 2010; Accession No. 00011093125-10-069757); and

•	The financial statements of the Acquiring Fund as included in the Fund’s Annual Report filed for the year ended January 31, 2010 (filed on March 29, 2010; Accession No. 00011093125-10-069757).

PRO FORMA FINANCIAL STATEMENTS

Shown below are the financial statements for each Fund and pro forma financial statements for the combined Funds, assuming the Reorganization is consummated on February 1, 2009. The first table presents the Schedule of Investments for each Fund and pro forma figures for the combined Fund. The second table presents the Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The third table presents the Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. These tables are followed by the Notes to the Pro Forma Combined Financial Statements.

The pro forma financial statements are unaudited and based on financial statements as of and for the year ended January 31, 2010.

Pro Forma Combined Schedule of Investments

Legg Mason Lifestyle Income Fund and Legg Mason Lifestyle Allocation 30%

as of January 31, 2010 (unaudited)

Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%	Pro Forma Legg Mason Lifestyle Allocation 30%	Description	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%	Pro Forma Adjustments	Pro Forma Legg Mason Lifestyle Allocation 30%
Shares	Shares	Shares		Value	Value	Value	Value
INVESTMENTS IN UNDERLYING FUNDS—99.9%
26,101	91,810	117,911	Legg Mason Capital Management Value Trust, Inc., Class I Shares	$1,072,494	$3,772,469		$4,844,963
	427,988	427,988	Legg Mason Global Trust, Inc.—Legg Mason Batterymarch International Equity Trust, Class IS Shares		5,024,582		5,024,582
	632,277	632,277	Legg Mason Partners Equity Trust—Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		5,633,592		5,633,592
149,068	475,379	624,447	Legg Mason Partners Equity Trust—Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,787,320	5,699,788		7,487,108
	158,617	158,617	Legg Mason Partners Equity Trust—Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares*		2,786,896		2,786,896
	330,278	330,278	The Royce Fund—Royce Value Fund, Institutional Class Shares*		3,236,728		3,236,728
635,278	1,692,688	2,327,966	Western Asset Funds, Inc.—Western Asset Absolute Return Portfolio, Institutional Select Class Shares	6,301,962	16,791,460		23,093,422
2,155,002	4,300,425	6,455,427	Western Asset Funds, Inc.—Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	22,282,725	44,466,399		66,749,124
648,523	1,150,527	1,799,050	Western Asset Funds, Inc.—Western Asset High Yield Portfolio, Institutional Select Class Shares	5,525,416	9,802,494		15,327,910

			TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT	$36,969,917	$97,214,408		$134,184,325

			(Cost—$130,892,617)

Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%	Pro Forma Legg Mason Lifestyle Allocation 30%	Description	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%	Pro Forma Adjustments		Pro Forma Legg Mason Lifestyle Allocation 30%
Face Amount	Face Amount	Face Amount		Value	Value	Value		Value
SHORT-TERM INVESTMENTS—0.1%
Repurchase Agreement—0.1%
	$124,000	$124,000	Interest in $200,000,000 joint tri-party repurchase agreement dated 1/29/10 with Deutsche Bank Securities Inc., 0.110% due 2/1/10; Proceeds at maturity—$124,001; (Fully collateralized by various U.S. government obligations, 3.000% to 4.000% due 11/15/12 to 9/30/16; Market value—$126,480)		$124,000			$124,000
$27,000		27,000	Interest in $499,996,000 joint tri-party repurchase agreement dated 1/29/10 with RBS Securities Inc., 0.110% due 2/1/10; Proceeds at maturity—$27,000; (Fully collateralized by various U.S. government & agency obligations, 0.000% to 3.625% due 2/26/10 to 2/15/39; Market value—$27,540)	$27,000				27,000

			TOTAL SHORT-TERM INVESTMENTS	27,000	124,000			151,000

			(Cost—$151,000)
			TOTAL INVESTMENTS—100.0% (Cost—$131,043,617#)	36,996,917	97,338,408			134,335,325

			Liabilities in Excess of Other Assets—0.0%	394	(2,096)	$(50,300	)(a)	(52,002)

			TOTAL NET ASSETS—100.0%	$36,997,311	$97,336,312	$(50,300)		$134,283,323

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Reflects adjustment for estimated reorganization costs of $50,300 related to the Reorganization.

Pro Forma Combined Statement of Assets and Liabilities

Legg Mason Lifestyle Income Fund and Legg Mason Lifestyle Allocation 30%

as of January 31, 2010 (unaudited)

	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%	Pro Forma Adjustments		Pro Forma Combined Legg Mason Lifestyle Allocation 30%
ASSETS:
Investments, at cost	$35,017,366	$96,026,251			$131,043,617

Investments, at value	36,996,917	97,338,408			134,335,325
Cash	917	518			1,435
Receivable for Fund shares sold	56,849	167,080			223,929
Receivable from investment manager	1,091	227			1,318
Receivable for Underlying Funds sold	51,854	26,172			78,026
Prepaid expenses	22,885	25,203			48,088

Total Assets	37,130,513	97,557,608			134,688,121

LIABILITIES:
Payable for Underlying Funds purchased	3,992	1,244			5,236
Payable for Fund shares repurchased	51,533	114,896			166,429
Distribution fees payable	10,381	28,098			38,479
Trustees’ fees payable	404	1,093			1,497
Distributions payable	1,209	—			1,209
Accrued expenses	65,683	75,965	$50,300	(a)	191,948

Total Liabilities	133,202	221,296	50,300	(a)	404,798

Total Net Assets	$36,997,311	$97,336,312	$(50,300	)(a)	$134,283,323

NET ASSETS:
Par value	38	92	(4)		126
Paid-in capital in excess of par value	45,144,618	110,076,745	4		155,221,367
Undistributed net investment income	375,577	156,399	(50,300	)(a)	481,676
Accumulated net realized loss on Underlying Funds	(10,502,473)	(14,209,081)			(24,711,554)
Net unrealized appreciation (depreciation) on Underlying Funds	1,979,551	1,312,157			3,291,708

Total Net Assets	$36,997,311	$97,336,312	$(50,300)		$134,283,323

Net Assets:
Class A	30,887,162	80,223,429	(41,397	)(a)	111,069,194
Class B	4,964,211	13,528,033	(7,344	)(a)	18,484,900
Class C	1,145,938	3,584,850	(1,559	)(a)	4,729,229

Shares Outstanding:
Class A	3,184,534	7,570,192	(273,815	)(b)	10,480,911
Class B	505,735	1,255,410	(45,735	)(b)	1,715,410
Class C	116,903	333,127	(10,560	)(b)	439,470

Net Asset Value:
Class A (and redemption price)	$9.70	$10.60			$10.60
Class B*	$9.82	$10.78			$10.78
Class C*	$9.80	$10.76			$10.76

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.13	$11.07			$11.07

*	Redemption price per share is NAV of Class B and C shares reduced by 4.50% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment.
(a)	Reflects adjustment for estimated reorganization costs of $50,300 related to the Reorganization.
(b)	Reflects adjustments to the number of shares outstanding due to the Reorganization.

Pro Forma Combined Statement of Operations

Legg Mason Lifestyle Income Fund and Legg Mason Lifestyle Allocation 30%

For the Twelve Months Ended January 31, 2010 (unaudited)

	Legg Mason Lifestyle Income Fund	Legg Mason Lifestyle Allocation 30%	Pro Forma Adjustments		Pro Forma Legg Mason Lifestyle Allocation 30%
INVESTMENT INCOME:
Income distributions from Underlying Funds	$2,190,367	$4,694,923			$6,885,290
Short-term capital gains distributions from Underlying Funds	273,726	545,241			818,967
Interest	263	518			781

Total Investment Income	2,464,356	5,240,682			7,705,038

EXPENSES:
Distribution fees	109,966	294,609			404,575
Transfer agent fees	74,426	188,599			263,025
Registration fees	48,167	54,379	$(36,125	)(a)	66,421
Audit and tax	25,000	29,400	(25,000	)(a)	29,400
Legal fees	12,558	25,883	(9,970	)(a)	28,471
Shareholder reports	8,364	37,653	(1,673	)(a)	44,344
Trustees’ fees	2,355	8,102			10,457
Insurance	1,848	3,230			5,078
Custody fees	151	506			657
Miscellaneous expenses	4,392	3,711	(3,953	)(a)	4,150

Total Expenses	287,227	646,072	(76,721)		856,578

Less: Expense reimbursements	(13,403)	(1,653)	15,056	(a)	—

Net Expenses	273,824	644,419	(61,665)		856,578

Net Investment Income	2,190,532	4,596,263	61,665		6,848,460

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS (NOTES)
Net Realized Loss on Sale of Underlying Funds	(2,238,339)	(8,038,847)			(10,277,186)

Change in Net Unrealized Appreciation/Depreciation on Underlying Funds	9,204,898	27,681,117			36,886,015

Net Gain on Underlying Funds	6,966,559	19,642,270	—		26,608,829

Increase in Net Assets From Operations	$9,157,091	$24,238,533	$61,665		$33,457,289

(a)	Reflects elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.

Legg Mason Lifestyle Income Fund and Legg Mason Lifestyle Allocation 30%

Notes to Pro Forma Combined Financial Statements (unaudited)

1. Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at January 31, 2010 and the related Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended January 31, 2010, reflect the accounts of Legg Mason Lifestyle Income Fund (“Acquired Fund”) and Legg Mason Lifestyle Allocation 30% (“Acquiring Fund”) (each a “Fund” and, collectively, the “Funds”). Following the combination, Legg Mason Lifestyle Allocation 30% will be the accounting survivor.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Acquiring Fund will be treated as a tax-free reorganization of investment companies. The combination would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on January 31, 2010. The unaudited Pro Forma Combined Statement of Operations reflects the results of the Funds for the twelve months ended January 31, 2010 as if the reorganization occurred on February 1, 2009. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year-ends are January 31 for both the Acquired and Acquiring Funds.

The Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Because the Funds may buy and sell underlying funds in the normal course of their operations, the schedule of investments at the time of reorganization may differ from that shown in the Pro Forma Combined Schedule of Investments.

2. Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these Pro Forma Combined Financial Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3. Investment Valuation.

Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Funds adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$134,184,325	—	—	$134,184,325
Short-term investment†	—	$151,000	—	151,000

Total investments	$134,184,325	$151,000	—	$134,335,325

†	See Schedule of Investments for additional detailed categorizations.

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended January 31, 2010, the Funds did not invest directly in any derivative instruments.

5. Shares of Beneficial Interest

The unaudited pro forma net asset values per share assumes additional shares of beneficial interest of the Acquiring Fund were issued in connection with the proposed acquisition of the Acquired Fund as of January 31, 2010. The number of additional shares issued was calculated by dividing the net asset value of each class of the Acquired Fund by the respective class net asset value per share of the Acquiring Fund.

Estimated reorganization expenses of $50,300 have been reflected in the Pro Forma Combined Statement of Assets and Liabilities and the Pro Forma Combined Capitalization Tables.

6. Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity.

7. Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal RevenueCode of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.

PART C: OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated herein by reference to Pre-Effective Amendment No. 1.

The directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Reference is hereby made to (a) paragraph 9 of the Distribution Agreement between the Registrant and LMIS, incorporated by reference herein.

Item 16.	Exhibits

(1)(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 70”).

(b) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

(c) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

(d) Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

(e) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

(f) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

(g) Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

(h) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

(i) Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

(j) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

(k) Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

(l) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

(m) Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

(n) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(o) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

(p) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the SEC on November 6, 2009 (“Post-Effective Amendment No. 150”).

(q) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150.

(r) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 159”).

(s) Amended and Restated Designation of Classes effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(t) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 162”).

(u) Amended and Restated Designation of Classes effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(2) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14.

(5) Not Applicable.

(6)(a) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007.

(b) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95 as filed with the SEC on April 4, 2008 (“Post-Effective Amendment No. 95”).

(c) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%), is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007 (“Post-Effective Amendment No. 74”).

(7)(a) Form of Distribution Agreement with Citigroup Global Markets Inc. (“CGMI”) is incorporated herein by reference to Post-Effective Amendment No. 30 as filed with the SEC on August 16, 2000 (“Post-Effective Amendment No. 30”).

(b) Form of Distribution Agreement with PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 30.

(c) Form of Amendment to the Distribution Agreement with CGMI dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56 as filed with the SEC on January 27, 2006 (“Post-Effective Amendment No. 56”).

(d) Form of Amendment of Distribution Agreement and Assumption of Duties and Responsibilities, among the Registrant, PFS Distributors, Inc. and PFS Investments, Inc. (“PFS”), dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56.

(e) Letter Agreement amending the Distribution Agreements with CGMI dated April 10, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(f) Letter Agreement amending the Distribution Agreements with PFS dated April 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(g) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128 as filed with the SEC on December 15, 2008.

(8)(a) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(b) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(c) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(d) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(e) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(9)(a) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(b) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(10)(a) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74.

(b) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

(c) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

(d) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008.

(e) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

(f) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

(g) Amended Shareholder Services and Distribution Plan dated as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(h) Amended Shareholder Services and Distribution Plan dated as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(i) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(11) Opinion and consent of Venable LLP as to the legality of the securities being registered is filed herewith.

(12) Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is filed herewith.

(13) Not Applicable.

(14) Consent of Independent Registered Public Accounting Firm is filed herewith.

(15) Not Applicable.

(16) Powers of Attorney are filed herewith.

(17)(a) Prospectus and Statement of Additional Information of Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund dated May 31, 2010 is filed herewith.

(b) Annual Report of Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund for the year ended January 31, 2010 is filed herewith.

(c) Transfer Agency and Services Agreement, dated January 1, 2006, between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”) (formerly PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 56.

(d) Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and PNC GIS incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the SEC on July 29, 2009.

(e) Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 141.

(f) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

(g) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

(h) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to Post-Effective Amendment No. 60.

(i) Letter Agreement amending the Transfer Agency and Services Agreement with PNC GIS, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(j) Form of Fee Waiver and Expense Reimbursement Agreement with respect to Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%), Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%), Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%), Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%), Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%) and Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 95.

(k) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(l) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA, LMIS and LMGAA) is incorporated herein by reference to Post-Effective Amendment No. 120 as filed with the SEC on August 28, 2008.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Willkie Farr & Gallagher LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on this 4th day of June, 2010.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of Legg Mason Lifestyle Allocation 30%

By:	/S/ R. JAY GERKEN*
R. Jay Gerken
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/S/ R. JAY GERKEN* R. Jay Gerken	President, Principal Executive Officer and Trustee	June 4, 2010

/S/ KAPREL OZSOLAK Kaprel Ozsolak	Treasurer and Chief Financial Officer	June 4, 2010

/S/ PAUL R. ADES * Paul R. Ades	Trustee	June 4, 2010

/S/ ANDREW L. BREECH * Andrew L. Breech	Trustee	June 4, 2010

/S/ DWIGHT B. CRANE * Dwight B. Crane	Trustee	June 4, 2010

/S/ ROBERT M. FRAYN, JR. * Robert M. Frayn, Jr.	Trustee	June 4, 2010

/S/ FRANK G. HUBBARD * Frank G. Hubbard	Trustee	June 4, 2010

/S/ HOWARD J. JOHNSON * Howard J. Johnson	Trustee	June 4, 2010

/S/ DAVID E. MARYATT * David E. Maryatt	Trustee	June 4, 2010

/S/ JEROME H. MILLER * Jerome H. Miller	Trustee	June 4, 2010

/S/ KEN MILLER * Ken Miller	Trustee	June 4, 2010

/S/ JOHN J. MURPHY * John J. Murphy	Trustee	June 4, 2010

/S/ THOMAS F. SCHLAFLY * Thomas F. Schlafly	Trustee	June 4, 2010

/S/ JERRY A. VISCIONE * Jerry A. Viscione	Trustee	June 4, 2010

*By:	/S/ THOMAS C. MANDIA
Thomas C. Mandia

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

(11)	Opinion and consent of Venable LLP as to the legality of the securities being registered.

(12)	Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement.

(14)	Consent of Independent Registered Public Accounting Firm.

(16)	Powers of Attorney.

(17)(a)	Prospectus and Statement of Additional Information of Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund dated May 31, 2010.

(b)	Annual Report of Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund for the year ended January 31, 2010.